ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of Accounts Payable and Accrued Expenses

	December 31,	December 31,
(in thousands)	2023	2022
Accounts payable	$355	$250
Accrued expenses – lab refurbishments	—	117
Accrued expenses – technical fees	91	130
Accrued expenses – audit & accounting fees	182	179
Accrued expenses – other	175	44
Payroll liabilities	375	211
Total accounts payable and accrued expenses	$1,178	$931